UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04451

Name of Fund:	Legg Mason Special Investment Trust, Inc.

Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code:	(410) 539-0000

Date of fiscal year end:	3/31/2009

Date of reporting period:	12/31/2008

Item 1 – Schedule of Investments

Quarterly Report to Shareholders       11

Portfolio of Investments

Legg Mason Special Investment Trust, Inc.

December 31, 2008 (Unaudited)

	Shares/Par	Value
Common Stocks and Equity Interests — 98.9%

Consumer Discretionary — 13.7%
Automobiles — 1.5%
Harley-Davidson Inc.	700,000	$11,879,000

Diversified Consumer Services — 3.5%
Career Education Corp.	1,600,000	28,704,000	A

Hotels, Restaurants and Leisure — 2.6%
International Game Technology	1,800,000	21,402,000

Household Durables — 3.9%
Lennar Corp.	3,700,000	32,079,000

Internet and Catalog Retail — 2.2%
Expedia Inc.	2,200,000	18,128,000	A

Consumer Staples — 1.3%
Food Products — 1.3%
Marine Harvest	69,051,900	10,628,594	A

Energy — 4.5%
Energy Equipment and Services — 3.5%
Exterran Holdings Inc.	825,000	17,572,500	A
Helix Energy Solutions Group Inc.	1,500,000	10,860,000	A

		28,432,500

Oil, Gas and Consumable Fuels — 1.0%
Cimarex Energy Co.	300,000	8,034,000

12       Quarterly Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Special Investment Trust, Inc. — Continued

	Shares/Par	Value
Financials — 21.6%
Capital Markets — 5.3%
Fortress Investment Group LLC	1,600,000	$1,600,000
Heckmann Corp.	2,500,000	14,125,000	A
SEI Investments Co.	700,000	10,997,000
State Street Corp.	425,000	16,715,250

		43,437,250

Consumer Finance — 2.3%
SLM Corp.	2,100,000	18,690,000	A

Insurance — 7.5%
Assured Guaranty Ltd.	3,811,332	43,449,185
Genworth Financial Inc.	1,728,600	4,891,938
Max Capital Group Ltd.	150,000	2,655,000
Prudential Financial Inc.	150,000	4,539,000
Syncora Holdings Ltd.	4,202,041	714,347	A,B
XL Capital Ltd.	1,500,000	5,550,000

		61,799,470

Real Estate Investment Trusts (REITs) — 6.5%
Chimera Investment Corp.	2,200,000	7,590,000
Hatteras Financial Corp.	1,700,000	45,220,000	C
Thornburg Mortgage Inc.	3,203,700	496,573	A

		53,306,573

Health Care — 13.2%
Biotechnology — 2.1%
Alkermes Inc.	1,600,000	17,040,000	A

Health Care Equipment and Supplies — 7.4%
Advanced Medical Optics Inc.	1,900,000	12,559,000	A
BG Medicine Inc. Pfd.	1,538,462	10,000,003	B,D
Mindray Medical International Ltd. – ADR	675,000	12,150,000
Super Dimension Ltd. Pfd.	466,636	10,000,010	B,D
Zimmer Holdings Inc.	390,000	15,763,800	A

		60,472,813

Quarterly Report to Shareholders       13

	Shares/Par	Value
Health Care — Continued
Health Care Providers and Services — 3.1%
WellPoint Inc.	600,000	$25,278,000	A

Life Sciences Tools and Services — 0.6%
Affymetrix Inc.	1,700,000	5,083,000	A

Industrials — 12.8%
Airlines — 6.5%
Continental Airlines Inc.	2,000,000	36,120,000	A
UAL Corp.	1,500,000	16,530,000

		52,650,000

Construction and Engineering — 3.6%
Quanta Services Inc.	1,500,000	29,700,000	A

Professional Services — 2.7%
Corporate Executive Board Co.	1,000,000	22,060,000

Information Technology — 23.6%
Communications Equipment — 1.7%
Juniper Networks Inc.	800,000	14,008,000	A

Computers and Peripherals — 1.7%
Lenovo Group Ltd.	51,000,000	13,995,408

Internet Software and Services — 5.3%
eBay Inc.	1,200,000	16,752,000	A
Mercadolibre Inc.	1,300,000	21,333,000	A
Rackspace Hosting Inc.	1,000,000	5,380,000	A

		43,465,000

14       Quarterly Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Special Investment Trust, Inc. — Continued

	Shares/Par	Value
Information Technology — Continued
IT Services — 2.6%
Paychex Inc.	800,000	$21,024,000

Semiconductors and Semiconductor Equipment — 6.0%
Analog Devices Inc.	750,000	14,265,000
Marvell Technology Group Ltd.	3,100,000	20,677,000	A
National Semiconductor Corp.	1,400,000	14,098,000

		49,040,000

Software — 6.3%
Electronic Arts Inc. (EA)	800,000	12,832,000	A
Red Hat Inc.	2,000,000	26,440,000	A
Take-Two Interactive Software Inc.	1,700,000	12,852,000

		52,124,000

Materials — 2.3%
Chemicals — 2.3%
Nalco Holding Co.	1,600,000	18,464,000

Telecommunication Services — 2.0%
Wireless Telecommunication Services — 2.0%
NII Holdings Inc.	900,000	16,362,000	A

Utilities — 3.9%
Independent Power Producers and Energy Traders — 3.9%
Calpine Corp.	2,050,000	14,924,000	A
Reliant Energy Inc.	3,000,000	17,340,000	A

		32,264,000

Total Common Stocks and Equity Interests
(Cost — $1,206,300,898)		809,550,608

Quarterly Report to Shareholders       15

	Shares/Par	Value
Corporate Bonds and Notes — N.M.
Downey Financial Corp., 6.5%, 7/1/14	$44,100,000	$207,799	E

Total Corporate Bonds and Notes
(Cost — $31,933,310)		207,799

Total Investments — 98.9% (Cost — $1,238,234,208)F		809,758,407
Other Assets Less Liabilities — 1.1%		9,432,237

Net Assets — 100.0%		$819,190,644

Net Asset Value Per Share:
Primary Class		$14.91

Class R		$18.85

Financial Intermediary		$18.96

Institutional Class		$19.29

N.M.	Not Meaningful.
A	Non-income producing.
B

In this instance, defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At December 31, 2008, the total market value of the Fund’s position in Affiliated Companies was $20,714,360, and the cost was $30,386,161.

C

Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 5.52% of net assets.

D	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
E	Bond is in default as of December 31, 2008.
F

Aggregate cost for federal income tax purposes is substantially the same as book cost. At December 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$63,497,933
Gross unrealized depreciation	(491,973,734)

Net unrealized depreciation	$(428,475,801)

Pfd. — Preferred stock.

Transactions in Affiliated Companies:

An “Affiliated Company,” as defined in the 1940 Act, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the year ended December 31, 2008:

Legg Mason Special Investment

Affiliated Company Footnote

December 31, 2008

	Affiliate Value at 3/31/08
		Purchased		Sold		Dividend Income	Value at 12/31/08	Realized Gain/(Loss)
		Cost	Shares	Cost	Shares
Alkermes Inc. A	$59,400,000	$—	—	53,807,730	3,400,000	$—	—	(8,373,929)
BG Medicine Inc. B	—	$10,000,003	1,538,462	—	—	—	$10,000,003	—
Cell Genesys, Inc. A	10,575,000	1,791,807	600,000	43,340,183	5,100,000	—	—	(41,326,428)
Chimera Investment Corp. A	33,210,000	2,759,701	500,000	15,000,000	1,000,000	984,000	—	(11,516,613)
CNET Networks, Inc. A	71,000,000	—	—	45,557,594	10,000,000	—	—	64,485,858
Collective Brands Inc. A	44,844,000	—	—	75,025,266	3,700,000	—	—	(16,796,089)
Downey Financial Corp. A	40,436,000	31,073,500	44,100,000	76,543,302	2,200,000	276,984	—	(71,708,431)
Energy Conversion Devices Inc. A	74,750,000	—	—	78,831,825	2,500,000	—	—	48,773,394
Evergreen Solar Inc. A	56,468,205	8,119,281	1,500,000	65,087,330	7,591,500	—	—	(15,497,078)
Hatteras Financial Corp. A	61,682,400	2,661,831	129,900	20,314,942	1,000,000	7,412,110	—	2,082,337
Super Dimension - Preferred B	—	10,000,010	466,636	—	—	—	10,000,009
Syncora Holdings LTD B	—	10,386,148	4,202,041	—	—	—	714,347	—

	$452,365,605	$76,792,281		$473,508,172		$8,673,094	$20,714,359	$(49,876,979)

A	This security is no longer an affiliated company.
B

This security did not have affiliated status at March 31, 2008 because the Fund ownded less than 5% of the company’s voting shares. Shares purchased during the period ended December 31, 2008 have resulted in the recognition as an affiliated company.

Investment Valuation:

The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	December 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities – assets	$809,758,407	$764,926,593	$24,831,801	$20,000,013
Other Financial Instruments	—	—	—	—

Total	$809,758,407	$764,926,593	$24,831,801	$20,000,013

*	Other financial instruments include options, futures, swaps and forward contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance as of [03/31/08]	$—	$—
Accrued Premiums/Discounts	—
Realized Gain (Loss)	—

Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	20,000,013

Balance as of [12/31/08]	$20,000,013	$—

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Special Investment Trust, Inc.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Special Investment Trust, Inc.
Date:	February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Special Investment Trust, Inc.
Date:	February 25, 2009

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Special Investment Trust, Inc.
Date:	February 25, 2009